CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss (continuing and discontinued operations)	¥ (2,489,562)	¥ (143,223)	$ (22,593)	¥ (421,231)	¥ (1,990,128)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	(32,571)	26,534	4,186	(19,122)	100,295
Depreciation and amortization of property, equipment and software	21,339	14,265	2,250	46,391	88,939
Amortization of intangible assets	87	27	4	111	6,892
Amortization of right-of-use assets	1,252	15,373	2,425	10,950	75,924
Loss/(gains) from disposal of property, equipment and software	1,210	(1,494)	(236)	6,568	2,710
Equity in income of affiliates	(6,940)	(328)	(52)	(15,657)	(30,231)
Write-down of inventory		14,223	2,244	16,279
Provision for/ (reversal of) credit losses	1,954,516	(687)	(108)	91,593	272,783
Guarantee income	(44,471)	(126)	(20)	(207,825)
Discounting impact of the consideration payable to WeBank		11,986	1,891	(30,898)
Fair value impact of the issuance of senior convertible preferred shares (Note 12, 17)		(186,231)	(29,377)
Gains from waiver of operating payables (Note 13)		(73,747)	(11,633)
Losses from guarantee liabilities					362,597
Deferred income tax liabilities					(1,678)
Impairment of long-term investment					37,775
Gains from disposal of long-term investment, net					(28,257)
Gain from disposal of salvage car related business	(179,020)
Goodwill impairment				9,541
Impairment of net assets transferred	407,710			420,000
Transaction gain from divestiture transactions, net (Note 3)				(721,211)
Inducement charge of convertible notes				121,056
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	138,588	51,824	8,175	48,250	315,726
Amounts due from related parties	23,520	3,817	602	36,664	(51,590)
Amounts due to related parties				69,434
Advance to consumers on behalf of financing partners	2,135				519,773
Loans recognized as a result of payments under guarantees	(251,163)	148,708	23,458	134,380	(1,533,259)
Advance to sellers	58,185			83,537	347,402
Financial lease receivables	102,680	10	2	8,510	156,301
Inventory	3,478	(372,120)	(58,700)	(75,552)	5,588
Payables, accruals and other current liabilities	(101,829)	(266,922)	(42,105)	(354,669)	679,335
Deposit of interests from consumers and payable to financing partners	(16,496)			(18,032)	(470,105)
Deferred revenue	(3,919)	(5,247)	(828)	(27,052)	(60,893)
Consideration payable to WeBank		(81,604)	(12,873)	(334,323)
Net cash used in operating activities	(411,271)	(844,962)	(133,288)	(1,122,308)	(1,194,101)
Cash flows from investing activities:
Proceeds from disposal of property, equipment and software	451	1,885	297	13,357	43,611
Purchase of property, equipment and software	(307)	(18,654)	(2,943)	(413)	(46,820)
Proceeds from disposal of long term investments	2,741				96,838
Proceeds from disposal short-term investments					597,984
Cash deposits transferred to Golden Pacer (Note 3)					(1,175,867)
Proceeds from disposal of subsidiaries, net of cash disposed	157,013			130,000
Proceeds from disposal of 2B business				300,072
Net cash (used in)/generated from investing activities	159,898	(16,769)	(2,646)	443,016	(484,254)
Cash flows from financing activities:
Repayment of borrowings	(159,148)	(79,560)	(12,550)	(41,094)	(602,485)
Net proceeds from issuance of convertible notes					1,853,381
Repayment of convertible notes					(1,190,182)
Repayment of long-term debt		(58,956)	(9,300)
Proceeds from exercise of share options	629	15,713	2,479	1,912	12,916
Proceeds from issuance of Class A ordinary shares				169,499
Repurchase of ordinary shares from Fairlubo's minority interest	(7,000)
Proceeds from the issuance of senior convertible preferred shares in conjunction with warrants		887,225	139,956
Net cash generated from/ (used in) financing activities	(165,519)	764,422	120,585	130,317	73,630
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,065	(113)	(18)	(14,741)	960
Net decrease in cash, cash equivalents and restricted cash	(412,827)	(97,422)	(15,367)	(563,716)	(1,603,765)
Cash, cash equivalents and restricted cash recorded in held for sale assets at beginning of the period	25,074				1,001,325
Cash, cash equivalents and restricted cash at beginning of the period	1,185,188	233,719	36,868	797,435	1,812,702
Cash, cash equivalents and restricted cash recorded in held for sale assets at end of the period					25,074
Cash, cash equivalents and restricted cash at end of the period	797,435	136,297	21,501	233,719	1,185,188
Supplemental disclosure of cash flow information
Cash paid for income tax	1,115	179	28	22	7,754
Cash paid for interest		5,111	806	19,717	¥ 77,924
Supplemental schedule of noncash investing and financing activities
Unreceived disposal consideration	130,000			¥ 129,307
Unpaid purchase consideration to minority interest	¥ 8,319
Net settlement of long-term debt with unreceived disposal consideration(Note 5)		¥ 45,350	$ 7,154